Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 92	$ 122	$ 36
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	6	24	3
Mexico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	21	6	4
Europe [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	46	74	14
SCA&C [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 19	$ 18	$ 15